Financial Instruments - Summary of Effect of Changes in Foreign Exchange Currency (Details)	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 CAD ($)		Mar. 31, 2019 USD ($)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 CAD ($)	[1]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents					$ 16,577,076			$ 9,819,351	[1]			$ 24,287,107
Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents						$ 8,422,874	€ 5,936			$ 623,698	€ 9,736
Trade and other receivables						4,224,026				2,853,473
Trade and other payables and lease liabilities						(7,115,681)	(51,852)			(1,303,107)	(263,232)
Long-term payables						(448,554)				(111,686)
Foreign exchange currency exposure						$ 5,082,665	€ (45,916)			$ 2,062,378	€ (253,496)
Foreign Exchange Rate Risk | US$ per CAD
Disclosure Of Financial Instruments [Line Items]
Average	1.3306	1.3306	1.3122	1.3122
Reporting					1.4062	1.4062	1.4062	1.3349		1.3349	1.3349
Foreign Exchange Rate Risk | EURO per CAD
Disclosure Of Financial Instruments [Line Items]
Average	1.4784	1.4784	1.5192	1.5192
Reporting					1.5511	1.5511	1.5511	1.4975		1.4975	1.4975
Foreign Exchange Rate Risk | Euro | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net profit | €		€ (2,296)		€ (12,675)
Foreign Exchange Rate Risk | U S Dollars | 5% Strengthening of Currency
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net profit	$ 254,132		$ 103,118

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).